DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHTRUSTNCSRDEC04.txt
BBH TRUST 12-31-04 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Fee Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn, Principal Financial Officer,
	BBH Trust, 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 12/31/04

ITEM 1 - Attach shareholder report
                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2004

                              BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

ASSETS:
   Investment in BBH U.S. Money Market Portfolio
     (the "Portfolio"), at value ............................     $1,365,679,760
                                                                  --------------
       Total Assets .........................................      1,365,679,760
                                                                  --------------
LIABILITIES:
   Payables for:
     Shareholder servicing fees .............................            283,511
     Administrative fees ....................................            107,734
     Dividends declared .....................................            198,363
     Professional fees ......................................             26,832
     Board of Trustees' fees ................................              5,137
     Accounting fees ........................................                667
   Accrued expenses and other liabilities ...................            101,210
                                                                  --------------
       Total Liabilities ....................................            723,454
                                                                  --------------
NET ASSETS, for 1,364,956,306 fund shares outstanding .......     $1,364,956,306
                                                                  ==============
Net Assets Consist of:
   Paid-in capital ..........................................     $1,364,956,306
                                                                  ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ................              $1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)

INVESTMENT INCOME:
   Interest income allocated from Portfolio .................      $ 11,875,435
   Expenses allocated from Portfolio ........................        (1,105,932)
                                                                   ------------
     Net Investment Income Allocated from Portfolio .........        10,769,503
                                                                   ------------
Expenses:
   Shareholder servicing fees ...............................         1,714,914
   Administrative fees ......................................           651,667
   Board of Trustees' fees ..................................            34,157
   Accounting fees ..........................................             4,000
   Professional fees ........................................             1,346
   Miscellaneous expenses ...................................            95,846
                                                                   ------------
     Total Expenses .........................................         2,501,930
                                                                   ------------
Net Investment Income .......................................      $  8,267,573
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2004                                          3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the six
                                                     months ended          For the
                                                   December 31, 2004     year ended
                                                      (unaudited)       June 30, 2004
                                                   -----------------   ---------------
DECREASE IN NET ASSETS:
  From Operations:
    Net investment income .......................   $     8,267,573    $     8,528,585
  Dividends declared from net investment income .        (8,267,573)        (8,528,585)
                                                    ---------------    ---------------
  From Fund Share (Principal) Transactions at Net
    Asset Value of $1.00 per share:
      Fund shares sold ..........................     2,052,309,620      5,144,651,486
      Fund shares issued in reinvestment
        of dividends ............................         3,979,765          4,156,598
      Fund shares repurchased ...................    (2,066,134,715)    (5,232,593,269)
                                                    ---------------    ---------------
  Net decrease in net assets
    resulting from fund share transactions ......        (9,845,330)       (83,785,185)

NET ASSETS:
  Beginning of year .............................     1,374,801,636      1,458,586,821
                                                    ---------------    ---------------
  End of period .................................   $ 1,364,956,306    $ 1,374,801,636
                                                    ===============    ===============

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                 For the six
                                 months ended
                                 December 31,                       For the years ended June 30,
                                    2004          ------------------------------------------------------------------
                                 (unaudited)          2004          2003          2002          2001          2000
                                 ----------       ----------    ----------    ----------    ----------    ----------
Net asset value,

   beginning of year .......          $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
Income from investment
   operations:
   Net investment
     income ................           0.01             0.01          0.01          0.02          0.05          0.05
Dividends to shareholders
   from net investment
   income ..................          (0.01)           (0.01)        (0.01)        (0.02)        (0.05)        (0.05)
                                 ----------       ----------    ----------    ----------    ----------    ----------
Net asset value,
   end of period ...........          $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
                                 ==========       ==========    ==========    ==========    ==========    ==========
Total return ...............           0.60%            0.59%         1.06%         2.10%         5.57%         5.36%
Ratios/Supplemental data(1):
   Net assets, end of period
     (000's omitted) .......     $1,364,956       $1,374,802    $1,458,587    $1,381,937    $1,449,742    $1,421,982
   Ratio of expenses to
     average net assets ....           0.52%(2)         0.52%         0.52%         0.51%         0.52%         0.53%
   Ratio of net investment
     income to average
     net assets ............           1.19%(2)         0.59%         1.05%         2.08%         5.43%         5.29%

----------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2004                                          5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a
      Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2004, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 45% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      B. Interest Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.    Transactions with Affiliates.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Fund incurred $651,667 for administrative services.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2004 (UNAUDITED)

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2004, the Fund incurred $1,714,914 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2004, the Fund incurred $34,157 for Trustees' fees.

      Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2004, the Fund incurred $4,000 for accounting services.

FINANCIAL STATEMENT DECEMBER 31, 2004                                          7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                       Beginning          Ending              During Period
                     Account Value     Account Value          July 1, 2004
                      July 1, 2004   December 31, 2004   to December 31, 2004(1)
                     -------------   -----------------   -----------------------
Actual .............     $1,000           $1,006                    3
Hypothetical(2) ....     $1,000           $1,023                    3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                    U.S. $ Value      Net Assets
                                                    ------------      ----------
BANK NOTES .....................................   $   99,626,114        3.2%
CERTIFICATES OF DEPOSIT ........................      334,936,136       10.9
COMMERCIAL PAPER ...............................    1,339,734,971       43.7
CORPORATE BONDS ................................      121,825,409        4.0
FOREIGN BOND ...................................       20,428,169        0.7
MUNICIPAL BOND .................................       35,700,000        1.1
U.S. GOVERNMENT AGENCY OBLIGATIONS .............      607,581,560       19.8
TIME DEPOSITS ..................................      502,300,000       16.4
OTHER ASSETS IN EXCESS OF LIABILITIES ..........        4,804,157        0.2
                                                   --------------      -----
NET ASSETS .....................................   $3,066,936,516      100.0%
                                                   ==============      =====

All data as of December 31, 2004. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

FINANCIAL STATEMENT DECEMBER 31, 2004                                          9

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------  ------------
              BANK NOTES (3.2%)
$ 39,700,000  BNP Paribas .....................  04/15/05  1.320% $   39,633,440
  35,000,000  SouthTrust Bank NA(1) ...........  03/14/05  2.430      34,993,424
  25,000,000  U.S. Bank NA ....................  03/11/05  1.200      24,999,250
                                                                  --------------
              Total Bank Notes ................                       99,626,114
                                                                  --------------

              CERTIFICATES OF DEPOSIT (10.9%)
  50,000,000  Bank of Montreal ................  01/31/05  2.330      50,000,000
  50,000,000  Barclays Bank, Plc ..............  02/04/05  2.280      50,000,470
  25,000,000  BNP Paribas .....................  02/02/05  2.270      25,000,000
  40,000,000  Royal Bank of Scotland ..........  02/23/05  1.330      39,993,150
  20,000,000  Societe Generale ................  05/31/05  2.000      20,000,000
  50,000,000  UBS AG (Stamford) ...............  03/14/05  1.205      49,942,516
  50,000,000  Washington Mutual, Inc. .........  01/31/05  2.350      50,000,000
  50,000,000  Wells Fargo Bank NA .............  01/24/05  2.020      50,000,000
                                                                  --------------
              Total Certificates of Deposit ...                      334,936,136
                                                                  --------------

              COMMERCIAL PAPER (43.7%)
  50,000,000  Bank of America Corp. ...........  01/28/05  2.260      49,915,250
  25,000,000  Bank of America Corp. ...........  02/01/05  2.000      24,956,945
  50,000,000  Bear Stearns & Co., Inc. ........  01/18/05  2.060      49,951,361
  47,500,000  Beta Financial Group, Inc. ......  01/14/05  1.880      47,467,753
  75,000,000  BMW U.S. Capital LLC ............  01/03/05  2.200      74,990,833
  25,000,000  CC (USA), Inc. ..................  01/25/05  2.020      24,966,333
  25,000,000  CC (USA), Inc. ..................  02/22/05  2.290      24,917,306
  25,000,000  CIT Group Holdings, Inc. ........  02/28/05  2.100      24,915,416
  25,000,000  CIT Group Holdings, Inc. ........  03/01/05  2.120      24,913,139
  50,290,000  City of Chicago, Illinois .......  01/10/05  2.174      50,262,664
  43,550,000  Columbia University .............  02/04/05  2.310      43,454,988
  25,000,000  Credit Suisse First Boston Corp.   02/04/05  2.030      24,952,069
  25,000,000  Credit Suisse First Boston Corp.   02/10/05  2.210      24,938,611
  50,000,000  Danske Corp. ....................  02/14/05  2.050      49,874,722
  50,000,000  Deutsche Bank AG ................  01/31/05  2.320      49,903,333
  15,000,000  Eli Lilly and Co. ...............  01/19/05  2.010      14,984,925
  25,000,000  Eli Lilly and Co. ...............  02/01/05  2.260      24,951,347
  25,000,000  General Electric Capital Corp. ..  02/17/05  2.260      24,926,236

   The accompanying notes are an integral part of these financial  statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------  ------------
              COMMERCIAL PAPER (continued)
$ 25,000,000  General Electric Capital Corp. ..  08/05/05  2.650% $   24,602,500
  50,000,000  Goldman Sachs Group, Inc. .......  01/05/05  1.360      49,992,445
  50,000,000  ING Funding LLC .................  02/03/05  2.020      49,907,417
  25,000,000  ING Funding LLC .................  02/10/05  2.200      24,938,889
  25,000,000  International Lease Finance Corp.  01/24/05  2.020      24,967,736
  25,000,000  International Lease Finance Corp.  02/07/05  2.290      24,941,160
  25,000,000  International Lease Finance Corp.  02/14/05  2.220      24,932,167
  50,000,000  Kittyhawk Funding Corp. .........  01/10/05  2.330      49,970,875
  25,000,000  Lloyds TSB Group, Plc ...........  03/17/05  1.960      24,897,917
  50,000,000  Morgan Stanley ..................  01/24/05  2.230      49,928,764
  25,000,000  National Rural Utilities
                Cooperative Finance Corp. .....  01/18/05  2.320      24,972,611
  25,000,000  National Rural Utilities
                Cooperative Finance Corp. .....  01/21/05  2.320      24,967,778
  30,000,000  Network Rail, Ltd. ..............  01/06/05  1.780      29,992,583
  25,000,000  Oesterreichische Nationalbank ...  02/18/05  2.080      24,930,667
  11,000,000  Regents of the University
  		    of California .................  01/06/05  2.000      10,996,944
  25,000,000  SBC Communications, Inc. ........  02/04/05  2.340      24,944,750
  24,280,000  Three Rivers Funding Corp. ......  01/03/05  2.240      24,276,979
  20,372,000  Three Rivers Funding Corp. ......  01/18/05  2.330      20,349,585
  75,000,000  UBS Finance, Ltd. ...............  01/03/05  2.180      74,990,917


  50,000,000  Variable Funding Capital Corp. ..  01/03/05  2.200      49,993,889
  25,000,000  Variable Funding Capital Corp. ..  01/04/05  2.320      24,995,167
                                                                  --------------
              Total Commercial Paper ..........                    1,339,734,971
                                                                  --------------
              CORPORATE BONDS (4.0%)
  11,645,000  Bank One Corp. ..................  08/01/05  7.625      11,970,051
  42,750,000  Citigroup, Inc.(1) ..............  02/07/05  2.280      42,753,955
  17,679,000  Citigroup, Inc. .................  12/01/05  6.750      18,280,214
  10,845,000  First Union Corp. ...............  08/18/05  7.550      11,165,580
  22,400,000  Norwest Corp. ...................  12/01/05  6.200      23,068,816
  14,600,000  SLM Corp. .......................  12/01/05  2.750      14,586,793
                                                                  --------------
              Total Corporate Bonds ...........                      121,825,409
                                                                  --------------
              FOREIGN BOND (0.7%)
  20,368,000  Providence of Quebec, Canada ....  01/19/05  8.625      20,428,169
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2004                                         11

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------     -----
               MUNICIPAL BOND (1.1%)
$ 35,700,000 Los Angeles, California,
               Water & Power Revenue(1) ......  01/06/05  2.430% $   35,700,000
                                                                 ---------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS (19.8%)
  29,000,000 Federal Farm Credit Bank(1) .....  01/04/05  2.409      29,000,000
  40,000,000 Federal Farm Credit Bank(1) .....  01/05/05  2.259      40,000,000
  50,000,000 Federal Home Loan Bank(1) .......  01/25/05  2.338      49,998,282
  75,000,000 Federal Home Loan Bank(1) .......  03/21/05  2.450      74,993,419
  75,000,000 Federal Home Loan
               Mortgage Corp.(1) .............  01/01/05  2.220      74,998,721
  50,000,000 Federal Home Loan
               Mortgage Corp. ................  01/24/05  1.930      49,938,348
  42,206,000 Federal Home Loan
               Mortgage Corp. ................  03/01/05  2.000      42,067,658
  94,025,000 Federal National
               Mortgage Assoc.(1) ............  01/04/05  2.419      94,025,000

 100,000,000 Federal National
               Mortgage Assoc ................  01/05/05  1.975      99,978,057
  25,000,000 Federal National
               Mortgage Assoc ................  07/15/05  7.000      25,641,263
  27,700,000 Federal National
               Mortgage Assoc ................  12/09/05  2.885      26,940,812
                                                                 ---------------
             Total U.S. Government
               Agency Obligations ............                      607,581,560
                                                                 ---------------
             TIME DEPOSITS (16.4%)
  75,000,000 Bank of Montreal ................  01/03/05  1.375      75,000,000
  25,000,000 Bank of Montreal ................  01/03/05  1.000      25,000,000
  75,000,000 BNP Paribas .....................  01/03/05  1.250      75,000,000
  75,000,000 Deutsche Bank AG ................  01/03/05  2.250      75,000,000
  27,300,000 Dresdner Bank ...................  01/03/05  0.500      27,300,000
  50,000,000 ING Bank ........................  01/03/05  2.280      50,000,000
 125,000,000 Royal Bank of Canada ............  01/03/05  2.250     125,000,000
  50,000,000 Societe Generale ................  01/03/05  2.125      50,000,000
                                                                 ---------------
             Total Time Deposits .............                      502,300,000
                                                                 ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST..........             99.8% $3,062,132,359
OTHER ASSETS IN EXCESS OF LIABILITIES.........              0.2       4,804,157
                                                          -----  --------------
NET ASSETS....................................            100.0% $3,066,936,516
                                                          =====  ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the December 31, 2004 coupon rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

ASSETS:
  Investments, at amortized cost .......................          $3,062,132,359
  Interest receivable ..................................               6,095,020
  Prepaid expenses .....................................                  38,543
                                                                  --------------
    Total Assets .......................................           3,068,265,922
                                                                  --------------
LIABILITIES:
  Due to bank ............................................               895,225
  Payables for:
    Investment advisory fees .............................               261,591
    Administrative fees ..................................                91,557
    Custody and accounting fees ..........................                40,000
    Board of Trustees' fees ..............................                26,431
  Accrued expenses and other liabilities .................                14,602
      Total Liabilities ..................................             1,329,406
                                                                  --------------
NET ASSETS ...............................................        $3,066,936,516
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2004                                         13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)
(expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
     Interest ...........................................          $ 26,512,078
                                                                   ------------
   Expenses:
     Investment advisory fees ...........................             1,544,903
     Administrative fees ................................               540,716
     Custody and accounting fees ........................               263,851
     Board of Trustees' fees ............................                91,403
     Miscellaneous expenses .............................                39,936
                                                                   ------------
       Total Expenses ...................................             2,480,809
       Fees paid indirectly .............................               (19,627)
                                                                   ------------
       Net Expenses .....................................             2,461,182
                                                                   ------------
   Net Investment Income ................................          $ 24,050,896
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                For the six
                                               months ended          For the
                                             December 31, 2004      year ended
                                                (unaudited)       June 30, 2004
                                             ----------------- -  -------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income .................  $     24,050,896  $     29,089,429
  Capital Transactions:
    Proceeds from contributions ...........     4,026,813,740     9,821,500,707
    Value of withdrawals ..................    (3,855,089,628)  (10,401,093,623)
                                             ----------------  ----------------
      Net increase (decrease) in net assets
        resulting from capital
        transactions ......................       171,724,112      (579,592,916)
                                             ----------------  ----------------
      Total increase (decrease) in
        net assets ........................       195,775,008      (550,503,487)

NET ASSETS:
  Beginning of year .......................     2,871,161,508     3,421,664,995
                                             ----------------  ----------------
  End of period ...........................  $  3,066,936,516  $  2,871,161,508
                                             ================  ================

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2004                                         15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                             For the six
                             months ended
                              December 31,                            For the years ended June 30,
                                  2004            ---------------------------------------------------------------------
                              (unaudited)            2004            2003           2002           2001         2000
                               ----------         ----------      ----------     ----------     ----------   ----------
Total return ..............          0.81%              0.99%           1.44%          2.47%          5.95%        5.70%
Ratios/Supplemental data:
   Net assets, end
     of period
     (000's omitted) ......    $3,066,937         $2,871,162      $3,421,665     $2,873,581     $2,358,010   $1,602,484
   Expenses as a percentage

     of average net assets:
     Net expenses paid
       by Portfolio .......          0.16%(1)           0.16%           0.15%          0.16%          0.15%        0.21%
     Expense offset
       arrangement ........          0.00%(1)(2)        0.00%(2)        0.00%(2)       0.00%(2)       0.01%          --
                               ----------         ----------      ----------     ----------     ----------   ----------
       Total expenses .....          0.16%(1)           0.16%           0.15%          0.16%          0.16%        0.21%
   Ratio of net investment
     income to average net
     assets ...............          1.56%              0.95%           1.40%          2.39%          5.64%        5.60%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.


      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D.    Other.  Investment  transactions  are  accounted for on a trade date
            basis.   Realized  gains  and  losses,   if  any,  from   investment
            transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2004, the Portfolio incurred $1,544,903 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Portfolio incurred $540,716 for administrative services.


FINANCIAL STATEMENT DECEMBER 31, 2004                                         17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2004, the Portfolio incurred $91,403 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2004, the Portfolio incurred $263,851 for custody and accounting services. These fees were reduced by $19,627 as a result of an expense offset arrangement with the Portfolio's custodian.

      Due to Bank. The Portfolio was overdrawn $895,225 on December 31, 2004. Under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2004

                          BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2004 (unaudited)


BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
U.S. TREASURY BILLS...............................    $158,106,567       91.1%
U.S. TREASURY NOTES...............................      15,193,637        8.8
OTHER ASSETS IN EXCESS OF LIABILITIES.............         206,888        0.1

                                                      ------------      -----
NET ASSETS........................................    $173,507,092      100.0%
                                                      ============      =====

All data as of December 31, 2004. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

 Principal
  Amount                                                                Value
----------                                                          ------------
              U.S. TREASURY BILLS(a) (91.1%)
$30,000,000   due 01/06/05, 1.425%...............................   $ 29,997,083
 25,000,000   due 01/13/05, 1.790%...............................     24,987,083
 36,450,000   due 01/20/05, 1.889%...............................     36,414,416
 20,200,000   due 02/10/05, 1.983%...............................     20,156,339
 10,000,000   due 02/17/05, 2.115%...............................      9,972,864
 10,000,000   due 02/24/05, 2.174%...............................      9,967,945
 26,800,000   due 04/21/05, 2.384%...............................     26,610,837
                                                                    ------------
              Total U.S. Treasury Bills..........................    158,106,567
                                                                    ------------

              U.S. TREASURY NOTES (8.8%)
 10,000,000   due 01/31/05, 1.625%...............................      9,996,995
  5,200,000   due 04/30/05, 1.625%...............................      5,196,642
                                                                    ------------
              Total U.S. Treasury Notes..........................     15,193,637
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST....................    99.9%   $173,300,204
OTHER ASSETS IN EXCESS OF LIABILITIES...................     0.1         206,888
                                                           -----    ------------
NET ASSETS..............................................   100.0%   $173,507,092
                                                           =====    ============

----------
(a) Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2004                                          3

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

ASSETS:
   Investments, at amortized cost...............................    $173,300,204
   Cash.........................................................           7,860
   Interest receivable..........................................         304,463
   Prepaid expenses.............................................           3,891
                                                                    ------------
     Total Assets...............................................     173,616,418
                                                                    ------------

LIABILITIES:
   Payables for:
     Shareholder servicing fees.................................          24,601
     Professional fees..........................................          21,492
     Investment advisory fees...................................          16,401
     Administrative fees........................................          11,600
     Dividends declared.........................................           5,750
     Custody and accounting fees................................           4,924
     Board of Trustees' fees....................................           2,143
   Accrued expenses and other liabilities.......................          22,415
                                                                    ------------
       Total Liabilities........................................         109,326
                                                                    ------------

NET ASSETS, for 173,504,977 fund shares outstanding.............    $173,507,092
                                                                    ============

Net Assets Consist of:
   Paid-in capital..............................................    $173,507,092
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE....................           $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest.....................................................     $794,760
                                                                       --------
   Expenses:
     Shareholder servicing fees...................................      121,349
     Investment advisory fees.....................................       80,899
     Administrative fees..........................................       53,933
     Custody and accounting fees..................................       18,531
     Professional fees............................................       13,725
     Board of Trustees' fees......................................        4,388
     Miscellaneous expenses.......................................       30,531
                                                                       --------
       Total Expenses.............................................      323,356
       Expense offset arrangement.................................         (489)
                                                                       --------
       Net Expenses...............................................      322,867
                                                                       --------
   Net Investment Income..........................................     $471,893
                                                                       ========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2004                                          5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the six
                                                                      months ended            For the
                                                                    December 31, 2004        year ended
                                                                       (Unaudited)         June 30, 2004
                                                                    -----------------      --------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ...................................        $     471,893        $     542,429
   Dividends declared from net investment income .............             (472,189)            (540,449)
                                                                      -------------        -------------
     Net increase (decrease) in net assets from operations ...                 (296)               1,980
                                                                      -------------        -------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ......................................          237,044,817          666,067,396
       Fund shares issued in reinvestment of dividends .......              214,639              249,036
       Fund shares repurchased ...............................         (180,923,894)        (686,032,869)
                                                                      -------------        -------------
         Net increase (decrease) in net assets resulting
           from fund share transactions ......................           56,335,562          (19,716,437)
                                                                      -------------        -------------
         Total increase (decrease) in net assets .............           56,335,266          (19,714,457)

NET ASSETS:
   Beginning of year .........................................          117,171,826          136,886,283
                                                                      -------------        -------------
   End of period .............................................        $ 173,507,092        $ 117,171,826
                                                                      =============        =============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                   For the six
                                   months ended
                                   December 31,                           For the years ended June 30,
                                      2004           ----------------------------------------------------------------------
                                   (unaudited)         2004            2003            2002            2001          2000
                                   ------------      --------        --------        --------        --------      --------
Net asset value, beginning
   of year......................       $1.00            $1.00           $1.00           $1.00           $1.00         $1.00
Income from investment
   operations:
   Net investment income........        0.00(1)          0.00(1)         0.01            0.02            0.05          0.05
Dividends to shareholders from
   net investment income........       (0.00)(1)        (0.00)(1)       (0.01)          (0.02)          (0.05)        (0.05)
                                    --------         --------        --------        --------        --------      --------
Net asset value, end of period         $1.00            $1.00           $1.00           $1.00           $1.00         $1.00
                                    ========         ========        ========        ========        ========      ========
Total return............. ......        0.45%            0.40%           0.91%           1.95%           5.20%         4.75%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)...........     $173,507         $117,172        $136,886        $188,010        $186,039      $134,425
   Ratio of expenses to average
     net assets.................        0.60%(2,3)       0.59%(2)        0.57%(2)        0.56%(2)        0.55%         0.57%
   Ratio of net investment
     income to average net
     assets.....................        0.87%(3)         0.39%           0.92%           1.91%           5.00%         4.68%

----------

(1)   Less than $0.01 per share.

(2) The ratio of expenses to average net assets for the six months ended December 31, 2004 and for the years ended June 30, 2004, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.60%, 0.59%, 0.57% and 0.56%, respectively.

(3)   Annualized.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2004                                          7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2004, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2004, the Fund incurred $80,899 for advisory services.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2004 (unaudited)

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Fund incurred $53,933 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the six months ended December 31, 2004, the Fund incurred $121,349 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2004, the Fund incurred $4,388 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2004, the Fund incurred $18,531 for custody and accounting services. These fees were reduced by $489 as a result of an expense offset arrangement with the Fund's custodian.

FINANCIAL STATEMENT DECEMBER 31, 2004                                          9

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2004 (unaudited)

EXAMPLE
As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                        Beginning           Ending             During Period
                      Account Value      Account Value        July 1, 2004 to
                      July 1, 2004     December 31, 2004    December 31, 2004(1)
                      -------------    -----------------    --------------------
Actual.............     $1,000              $1,005                   3
Hypothetical(2)....     $1,000              $1,022                   3


----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2004

                BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2004 (unaudited)


BREAKDOWN BY BOND TYPE
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
CERTIFICATE OF PARTICIPATION ...................      $  1,106,290        0.8%
EDUCATION ......................................        11,915,531        8.5
ESCROWED TO MATURITY ...........................         3,652,720        2.6
GENERAL OBLIGATIONS ............................        59,980,531       42.6
HEALTH CARE ....................................         2,974,179        2.1
HOUSING ........................................         2,088,760        1.5
INDUSTRIAL .....................................         2,054,283        1.5
MISCELLANEOUS ..................................         5,241,630        3.7
PRE-REFUNDED ...................................         5,207,130        3.7
SALES TAX ......................................         4,277,972        3.0
TRANSPORTATION .................................        13,977,380        9.9
UTILITIES ......................................        10,443,119        7.4
WATER/SEWER ....................................        17,080,999       12.1
OTHER ASSETS IN EXCESS OF LIABILITIES ..........           868,352        0.6
                                                      ------------      -----
NET ASSETS .....................................      $140,868,876      100.0%

                                                      ============      =====

TOP FIVE HOLDINGS BY STATE
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
TEXAS ............................................    $ 33,515,601       23.8%
FLORIDA ..........................................      10,001,206        7.1
NEW YORK .........................................       8,895,482        6.3
ILLINOIS .........................................       6,042,095        4.3
VIRGINIA .........................................       5,622,603        4.0
OTHER STATES .....................................      75,923,537       53.9
OTHER ASSETS IN EXCESS OF LIABILITIES ............         868,352        0.6
                                                      ------------      -----
NET ASSETS .......................................    $140,868,876      100.0%
                                                      ============      =====

All data as of December 31, 2004. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

 Principal                                   					Maturity 	    Interest
   Amount                                      					Date   		Rate			Value
 ---------                         							-------- 		--------    	-----
            MUNICIPAL BONDS
            CERTIFICATE OF PARTICIPATION
$1,060,000  Platte County, Missouri				  	03/01/08  		4.000%		$ 1,106,290
                 -----------
            EDUCATION
 1,935,000  Alabama State Public School & College Authority			11/01/05		5.250 		 1,985,020
1,000,000  Arizona State University 						07/01/08		5.000 		 1,084,770
 1,000,000  Greenville County, South Carolina, School District 		12/01/07		5.000 		 1,064,410
2,000,000  New York State Dormitory Authority					02/15/07		4.000 		 2,062,520
575,000  	New York State Dormitory Authority					02/15/07		3.000 		 581,221
 1,500,000  Texas A & M University 							05/15/07		5.000 		 1,589,310
 750,000  	University of Houston, Texas 						02/15/07		3.500 		 767,962
 2,765,000  Virginia State Public School Authority			08/01/05		3.000 		 2,780,318
																		-----------
			Total Education				 										11,915,531
																			-----------
																			-----------


			ESCROWED TO MATURITY (2.6%)1
2,500,000   Houston, Texas, Water & Sewer System Revenue 			12/01/05		5.000 	 2,566,700
 1,040,000   New Mexico Finance Authority, Highway Revenue 			09/01/06		5.000 	 1,086,020
																			-----------
 			Total Escrowed To Maturity				 								3,652,720
																			-----------
																			-----------


			GENERAL OBLIGATIONS (42.6%)
	 1,000,000  Arlington, Texas 								08/15/05		5.200 		 1,019,260
	 1,475,000  Austin, Texas 								09/01/06		5.250 		 1,545,977
	 2,000,000  Austin, Texas 								09/01/06		5.000 		 2,088,160
	 1,000,000  Beaufort County, South Carolina, School District 		03/01/08		4.000 		 1,049,250
	 1,515,000  Birmingham, Alabama 							07/01/05		5.000 		 1,537,225
	 1,000,000  Branson, Missouri, School District 					03/01/08		4.000 		 1,043,670
	 200,000  	California State								02/01/08		5.000 		 214,632
	 450,000  	Carrollton-Farmers Branch, Texas,
			Independent School District 						02/15/06		4.000 		 458,883
	 870,000  	Chester County, Pennsylvania 						09/01/08		4.000 		 914,988
	 500,000  	Chicago, Illinois 							01/01/08		4.000 		 523,085
	 1,000,000  Chicago, Illinois, Metropolitan Water Reclamation
			District 									12/01/07		5.000 		 1,072,240
	 1,000,000  Chicago, Illinois, Park District 					01/01/08		4.500 		 1,060,510
	 1,000,000  Dallas, Texas 								02/15/08		4.000 		 1,046,440
	 1,000,000  Delaware County, Pennsylvania 					10/01/05		5.300 		 1,023,600
	 1,000,000  Delaware State								08/01/07		4.500 		 1,055,400
	 655,000  	Du Page County, Illinois, Forest Preserve District 		11/01/05		6.000 		 675,803
	 500,000  	El Paso, Texas 								08/15/07		4.500 		 526,930
	 650,000  	Florida State Board of Education					06/01/06		4.000 		 666,276
	 1,400,000  Georgia State								08/01/06		4.000 		 1,439,368
	 1,000,000  Georgia State								11/01/07		3.000 		 1,018,180
	 1,175,000  Greensboro, North Carolina 						05/01/08		4.000 		 1,237,345
	 1,000,000  Guilford County, North Carolina2 					10/01/07		4.000 		 1,039,980
	 1,075,000  Hamilton County, Tennessee 						10/01/07		4.000 		 1,118,559
	 1,000,000  Harris County, Texas 							10/01/05		5.000 		 1,021,570
	 1,750,000  Hawaii State								02/01/07		5.250 		 1,852,760
	 1,175,000  Houston, Texas, Independent School District 			07/15/06		3.500 		 1,196,397
	 500,000  	Huntsville, Alabama 							11/01/05		4.000 		 507,775
	 1,500,000  Illinois State								08/01/07		5.000 		 1,595,145
	 1,430,000  Jordan, Utah, School District 					06/15/08		4.000 		 1,504,703
	 820,000  	Las Vegas-Clark County, Nevada, Library District		06/01/07		2.750 		 824,174
	 580,000  	Las Vegas-Clark County, Nevada, Library District		06/01/08		3.000 		 586,560
	 2,000,000  Massachusetts State							01/01/07		4.000 		 2,064,940
	 1,725,000  Milwaukee County, Wisconsin 						08/01/07		4.000 		 1,790,791
	 1,000,000  Milwaukee, Wisconsin 							09/01/06		5.000 		 1,044,080
	 1,000,000  Minneapolis, Minnesota 							12/01/05		5.000 		 1,026,130
	 1,000,000  Mississippi State								12/01/05		5.000 		 1,025,770
	 750,000  	New Haven, Connecticut 							11/01/05		5.000 		 768,113
	 505,000  	Ocean Township, New Jersey, Board of Education 			03/01/08		4.250 		 534,007
	 1,090,000  Oklahoma City, Oklahoma 						03/01/07		4.000 		 1,129,425
	 1,000,000  Portsmouth, Virginia 							07/01/07		4.000 		 1,039,410
	 500,000  	San Antonio, Texas 							08/01/05		5.000 		 508,455
	 2,500,000  Seattle, Washington2 							08/31/05		1.650 		 2,491,875
	 1,000,000  Shelby County, Tennessee 						04/01/06		5.000 		 1,034,250
	 1,065,000  Southington, Connecticut 						09/15/08		2.500 		 1,066,480
	 2,000,000  Texas State									08/31/05		3.000 		 2,012,860
	 2,500,000  Texas State									10/01/06		5.000 		 2,615,200
	 1,000,000  Texas State									10/01/07		5.000 		 1,068,210
	 750,000  	Vermont State								02/01/07		4.000 		 775,800
	 725,000  	Virginia Beach, Virginia						07/15/07		5.300 		 777,555
	 1,000,000  Virginia State								06/01/06		4.000 		 1,025,320
	 1,585,000  Warren County, Tennessee 						06/01/08		4.250 		 1,671,795
	 2,000,000  Washington State								01/01/07		3.500 		 2,045,220
																			----------
			Total General Obligations												59,980,531
																			----------
																			----------

FINANCIAL STATEMENT  DECEMBER 31, 2004                                         3

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

Principal                                   							Maturity 	    Interest
   Amount                                      							Date   		Rate			Value
 ---------                         									-------- 		--------    	-----
       HEALTH CARE (2.1%)
$1,400,000 	California Statewide Communities Development Authority2			05/01/07		2.300% 		 $1,389,640
1,025,000  	Chemung County, New York, Industrial Development Agency 			11/01/06		4.000 		 1,050,164
500,000  		Harris County, Texas, Health Facilities Development Authority 	12/01/07		5.000 		 534,375
																				-----------
			Total Health Care						 									 2,974,179
																				-----------
																				-----------

			HOUSING (1.5%)
 1,000,000  	Alaska State Housing Financial Corp.					12/01/05		5.000 		 1,026,040
 1,000,000  	Puerto Rico Housing Finance Authority					12/01/08		4.500 		 1,062,720
																				-----------
			Total Housing						 									 2,088,760
																				-----------
																				-----------

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

Principal                                   							Maturity 	    Interest
   Amount                                      							Date   		Rate			Value
 ---------                         									-------- 		--------    	-----
			INDUSTRIAL (1.5%)
 $1,000,000  	La Cygne, Kansas, Environmental Improvement Revenue2 			09/01/05		2.250% 		$ 996,370
 1,020,000  	Missouri State Environmental Improvement & Energy Resources
         Authority, Pollution Control Revenue 				01/01/06		6.000 		 1,057,913
       																-----------
			Total Industrial						 									2,054,283
																				----------
																				----------

			MISCELLANEOUS (3.7%)
	 1,000,000  Kentucky State Property & Buildings Commission				02/01/06		5.250 		 1,031,700
	 2,000,000  Ohio State Building Authority							04/01/08		4.500 		 2,123,000
	 1,000,000  Southcentral Pennsylvania General Authority Revenue2			12/01/08		4.500 		 1,058,280
	 1,000,000  Tobacco Settlement Financing Corp., New York 				06/01/07		4.000 		 1,028,650
																				-----------
			Total Miscellaneous					 									 5,241,630
																				-----------
																				-----------


			PRE-REFUNDED (3.7%)1
	 1,000,000  North Carolina State								06/01/05		5.200 		 1,032,970
	 1,000,000  Ohio State Public Facilities Commission					06/01/08		4.700 		 1,077,140
	 3,000,000  Washington County, Oregon, School District 				11/01/05		6.000 		 3,097,020
																				-----------
				Total Pre-Refunded						 							5,207,130
																				-----------
																				-----------

			SALES TAX (3.0%)
	 1,100,000  Illinois State Sales Tax Revenue						06/15/07		3.000 		 1,115,312
	 1,000,000  Jacksonville, Florida, Sales Tax Revenue 					10/01/05		5.000 		 1,021,640
	 2,000,000  New York, New York, City Transitional Finance Authority 		11/01/07		5.000 		 2,141,020
																				-----------
			Total Sales Tax					 										4,277,972
																				-----------
																				-----------

			TRANSPORTATION (9.9%)
	 500,000  	Florida State Turnpike Authority						07/01/05		6.500 		 510,965
	 500,000  	Florida State Turnpike Authority						07/01/05		5.500 		 508,545
	 725,000  	Massachusetts State Federal Highway Grant					06/15/07		4.200 		 754,740
	 1,000,000  Michigan State Trunk Line Highway Revenue					10/01/06		5.000 		 1,046,250
	1,000,000  	New Jersey State Transportation Trust					12/15/06		5.000 		 1,051,040
	 1,500,000  New Mexico State Highway Commission						06/15/06		5.000 		 1,559,805
	 1,000,000  New York State Thruway Authority						03/15/08		5.000 		 1,076,900
	  2,000,000  Orlando & Orange County, Florida, Expressway Authority 		07/01/07		4.500 		 2,104,360
	 700,000  	Phoenix, Arizona, Street & Highway User Revenue 			07/01/08		4.500 		 748,188
	 1,500,000  Texas State Turnpike Authority						06/01/07		5.000 		 1,589,160
	 2,000,000  Texas State Turnpike Authority						06/01/07		4.000 		 2,072,420
	 925,000  	Triborough Building & Tunnel Authority, New York 			11/15/06		4.000 		 955,007
																				-----------
			Total Transportation					 									13,977,380
																				-----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         5

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

Principal                                   							Maturity 	    Interest
   Amount                                      							Date   		Rate			Value
 ---------                         									-------- 		--------    	-----

			UTILITIES (7.4%)
$3,000,000  	Austin, Texas, Electric Utilities System Revenue 			11/15/05		5.000 %		$3,073,530
 900,000  		Boise-Kuna Irrigation District, Idaho, Hydroelectricity
			Plant Project									07/01/07		5.250 		 959,364
1,000,000  		Colorado Springs, Colorado, Utilities Revenue 				11/15/08		5.000 		 1,092,980
1,000,000  		Nebraska Public Power District						01/01/07		4.000 		 1,032,860
2,000,000  		Orlando, Florida, Utilities Commission 					10/01/05		5.750 		 2,054,060
500,000  		Salt River Project, Arizona 							01/01/08		4.000 		 523,970
1,000,000  		St. John's River Power Park, Florida 					10/01/06		5.000 		 1,047,300
650,000  		Washington State Public Power Supply System				07/01/05		5.000 		 659,055
  																				-----------
			Total Utilities						 									10,443,119
																				-----------
																				-----------


			WATER/SEWER (12.1%)
 1,345,000  	Anderson, South Carolina, Water & Sewer Revenue 			07/01/08		4.000 		 1,411,537
 2,000,000  	Broward County, Florida, Water & Sewer Revenue 				10/01/07		4.000 		 2,088,060
 2,500,000  	Dallas, Texas, Waterworks & Sewer System Revenue 			10/01/06		5.000 		 2,613,025
 1,500,000  	De Kalb County, Georgia, Water & Sewer Revenue 				10/01/05		6.250 		 1,546,245
 485,000  		El Paso, Texas, Water & Sewer Revenue 					03/01/07		4.000 		 501,815
 980,000  		El Paso, Texas, Water & Sewer Revenue 					03/01/08		4.000 		 1,024,012
 1,000,000  	Irving, Texas, Waterworks & Sewer Revenue 				08/15/07		4.375 		 1,048,640
 1,000,000  	Los Angeles, California, Water & Power Revenue 				07/01/07		4.500 		 1,052,670
 625,000  		Massachusetts State Water Pollution Abatement Trust			08/01/05		4.500 		 633,800
 1,500,000  	Michigan Municipal Bond Authority, Clean Water Revenue 		10/01/05		5.500 		 1,539,045
 500,000  		Michigan Municipal Bond Authority, Clean Water Revenue 		10/01/05		5.000 		 510,820
 1,000,000  	Michigan Municipal Bond Authority, Clean Water Revenue 		10/01/06		5.000 		 1,046,780
 1,000,000  	Ohio State Water Development Authority					06/01/06		5.000 		 1,038,240
 1,000,000  	Tarrant Regional Water District, Texas 					03/01/06		4.500 		 1,026,310
  																				-----------

			Total Water/Sewer						 									17,080,999
  																				-----------
  																				-----------




   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

       TOTAL INVESTMENTS (Identified cost $139,831,455)(3)     									$140,000,524
       OTHER ASSETS IN EXCESS OF LIABILITIES ............           								     868,352
                                                                      ------------
       NET ASSETS .......................................      									$140,868,876
                                                        											============

----------
(1) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(2) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2004 coupon rate.

(3) The aggregate cost for federal income tax purposes is $139,831,455, the aggregate gross unrealized appreciation is $605,735, and the aggregate gross unrealized depreciation is $436,666, resulting in net unrealized appreciation of $169,069.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         7

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $139,831,455) ........................      $ 140,000,524
   Cash ....................................................            482,017
   Receivables for:
     Interest ..............................................          1,610,352
     Fund shares sold ......................................             70,000
   Prepaid expenses ........................................              3,954
                                                                  -------------
       Total Assets ........................................        142,166,847
                                                                  -------------

LIABILITIES:
   Payables for:
     Fund shares redeemed ..................................          1,167,483
     Shareholder servicing fees ............................             30,780
     Investment advisory fees ..............................             30,780
     Professional fees .....................................             18,724
     Administrative fees ...................................             18,468
     Dividends and distributions declared ..................              6,276
     Custody and accounting fees ...........................              3,284
     Board of Trustees' fees ...............................              1,496
   Accrued expenses and other liabilities ..................             20,680
                                                                  -------------
       Total Liabilities ...................................          1,297,971
                                                                  -------------
NET ASSETS .................................................      $ 140,868,876
                                                                  =============
Net Assets Consist of:
   Paid-in capital .........................................      $ 140,708,836
   Distributions in excess of net investment income ........             (6,148)
   Accumulated net realized loss on investments ............             (2,881)
   Net unrealized appreciation on investments ..............            169,069
                                                                  -------------
Net Assets .................................................      $ 140,868,876
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($140,868,876 / 13,322,750 shares outstanding) ..........             $10.57
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest income ..........................................     $ 1,692,257
                                                                    -----------
   Expenses:
     Investment advisory fees .................................         171,984
     Shareholder servicing fees ...............................         171,984
     Administrative fees ......................................         103,190
     Custody and accounting fees ..............................          47,273
     Professional fees ........................................          17,741
     Board of Trustees' fees ..................................           3,921
     Miscellaneous expenses ...................................          33,798
                                                                    -----------
       Total Expenses .........................................         549,891
       Expense offset arrangement .............................          (1,076)
                                                                    -----------
       Net Expenses ...........................................         548,815
                                                                    -----------
   Net Investment Income ......................................       1,143,442
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized loss on investments ...........................            (276)
   Net change in unrealized appreciation on investments .......         656,754
                                                                    -----------
       Net Realized and Unrealized Gain .......................         656,478
                                                                    -----------
   Net Increase in Net Assets Resulting From Operations .......     $ 1,799,920
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         9

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the six
                                                  months ended
                                                  December 31,        For the
                                                      2004          year ended
                                                  (Unaudited)      June 30, 2004
                                                  -----------      -------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income ....................   $   1,143,442    $   2,268,866
    Net realized gain (loss) on investments ..            (276)         545,787
    Net change in unrealized appreciation
      (depreciation) on investments ..........         656,754       (3,796,607)
                                                 -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations ..............       1,799,920         (981,954)
                                                 -------------    -------------
  Dividends and distributions declared:
    From net investment income ...............      (1,143,613)      (2,269,577)
    From net realized gains ..................        (467,292)        (435,991)
                                                 -------------    -------------
      Total dividends and distributions
        declared .............................      (1,610,905)      (2,705,568)
                                                 -------------    -------------
  Fund shares transactions:
    Net proceeds from sales of fund shares ...      39,527,515       81,143,731
    Net asset value of fund shares issued
      to shareholders in reinvestment of
      distributions ..........................         553,071        1,022,073
    Net cost of fund shares repurchased ......     (25,834,801)     (59,305,159)
                                                 -------------    -------------
    Net increase in net assets resulting
      from fund shares transactions ..........      14,245,785       22,860,645
                                                 -------------    -------------
      Total increase in net assets ...........      14,434,800       19,173,123

NET ASSETS:
  Beginning of year ..........................     126,434,076      107,260,953
                                                 -------------    -------------
  End of period (including distributions
    in excess of net investment income of
    $6,148 and $5,977, respectively) .........   $ 140,868,876    $ 126,434,076
                                                 =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                    For the six
                                    months ended
                                     December 31,                             For the years ended June 30,
                                        2004              -------------------------------------------------------------------------
                                     (unaudited)              2004            2003            2002           2001           2000
                                     -----------          -----------     -----------     -----------    -----------    -----------
Net asset value, beginning
   of year .......................        $10.55               $10.87          $10.73          $10.53         $10.24         $10.30
Income from investment
   operations:
   Net investment income .........          0.09                 0.18            0.25            0.31           0.35           0.34
   Net realized and unrealized
     gain (loss) on investments ..          0.05                (0.28)           0.18            0.22           0.29          (0.06)
                                     -----------          -----------     -----------     -----------    -----------    -----------
     Total income (loss) from
       investment operations .....          0.14                (0.10)           0.43            0.53           0.64           0.28
                                     -----------          -----------     -----------     -----------    -----------    -----------
Less dividends and distributions:
   From net investment income ....         (0.09)               (0.18)          (0.26)          (0.31)         (0.35)         (0.34)
   From net realized gains .......         (0.03)               (0.04)          (0.03)          (0.02)            --             --
                                     -----------          -----------     -----------     -----------    -----------    -----------
     Total dividends and
       distributions .............         (0.12)               (0.22)          (0.29)          (0.33)         (0.35)         (0.34)
                                     -----------          -----------     -----------     -----------    -----------    -----------
Net asset value, end of period ...        $10.57               $10.55          $10.87          $10.73         $10.53         $10.24
                                     ===========          ===========     ===========     ===========    ===========    ===========
Total return .....................          1.37%               (0.75%)          4.04%           5.14%          6.37%          2.88%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted) .............      $140,869             $126,434        $107,261         $82,365        $64,592        $78,381
   Ratio of expenses to average
     net assets:
     Net expenses paid by Fund ...          0.80%(1)             0.80%           0.82%           0.83%          0.77%          0.85%
     Expense offset arrangement ..          0.00%(1,2)           0.00%(2)        0.00%(2)        0.01%          0.06%          0.03%
                                     -----------          -----------     -----------     -----------    -----------    -----------
       Total expenses ............          0.80%(1)             0.80%           0.82%           0.84%          0.83%          0.88%
   Ratio of net investment income
     to average net assets .......          1.66%                1.86%           2.33%           2.90%          3.36%          3.29%
   Portfolio turnover rate .......            60%                  90%             82%             94%            45%            22%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                        11

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

1.    Organization   and   Significant   Accounting   Policies.   BBH  Tax  Free
      Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2004, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net
            interest   received  on

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2004 (unaudited)

            tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2004, the Fund incurred $171,984 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Fund incurred $103,190 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2004, the Fund incurred $171,984 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2004, the Fund incurred $3,921 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2004, the Fund incurred $47,273 for custody and accounting services. These fees were reduced by $1,076 as a result of an expense offset arrangement with the Fund's custodian.

3. Investment Transactions. For the six months ended December 31, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $47,443,670 and $40,200,000, respectively.

4.    Share Transactions.  Transactions in fund shares were as follows:

                                                 For the six
                                                 months ended         For the
                                               December 31, 2004    year ended
                                                  (unaudited)      June 30, 2004
                                               -----------------   -------------
Fund shares sold ...........................        3,709,743         7,539,163
Fund shares issued in connection
  with reinvestment of dividends ...........           62,082            95,120
Fund shares repurchased ....................       (2,431,807)       (5,521,766)
                                                   ----------        ----------
Net increase ...............................        1,340,018         2,112,517
                                                   ==========        ==========


FINANCIAL STATEMENT  DECEMBER 31, 2004                                        13

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and
(2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Expenses Paid
                          Beginning         Ending           During Period
                        Account Value    Account Value      July 1, 2004 to
                        July 1, 2004   December 31, 2004  December 31, 2004(1)
                        -------------  -----------------  --------------------
Actual...............      $1,000           $1,014                 4
Hypothetical(2)......      $1,000           $1,021                 4

----------
(1)   Expenses  are  equal to the  Fund's  annualized  expense  ratio of  0.80%,

      multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2004

                            BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2004 (unaudited)

BREAKDOWN BY BOND TYPE

                                                                      Percent of
                                                        U.S. $ Value  Net Assets
                                                        ------------  ----------
CERTIFICATE OF PARTICIPATION .....................      $  2,100,000      0.5%
EDUCATION ........................................        55,066,547     12.2
ESCROWED TO MATURITY .............................           420,000      0.1
GENERAL OBLIGATIONS ..............................       112,400,716     25.0
HEALTH CARE ......................................        17,800,000      3.9
INDUSTRIAL .......................................        40,860,000      9.1
MISCELLANEOUS ....................................        39,735,508      8.8
PRE-REFUNDED .....................................        34,336,239      7.6
SPECIAL TAX ......................................         7,028,914      1.6
TRANSPORTATION ...................................        17,098,147      3.8
UTILITIES ........................................         9,282,799      2.1
WATER/SEWER ......................................        58,686,319     13.0
COMMERCIAL PAPER .................................        53,305,000     11.8
OTHER ASSETS IN EXCESS OF LIABILITIES ............         2,268,657      0.5
                                                        ------------    -----
NET ASSETS .......................................      $450,388,846    100.0%
                                                        ============    =====

TOP FIVE HOLDINGS BY STATE
                                                                      Percent of
                                                        U.S. $ Value  Net Assets
                                                        ------------  ----------
TEXAS ............................................      $ 52,503,182     11.7%
NEW YORK .........................................        50,331,003     11.2
MARYLAND .........................................        46,167,311     10.2
MASSACHUSETTS ....................................        32,838,230      7.3
CALIFORNIA .......................................        32,400,000      7.2
OTHER STATES .....................................       233,880,463     51.9
OTHER ASSETS IN EXCESS OF LIABILITIES ............         2,268,657      0.5
                                                        ------------    -----
NET ASSETS .......................................      $450,388,846    100.0%

                                                        ============    =====

All data as of December 31, 2004. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (87.7%)
              CERTIFICATE OF PARTICIPATION (0.5%)
$ 2,100,000   Denver, Colorado, City & Council(1) .......   01/05/05   1.970%   $  2,100,000
                                                                                ------------


              EDUCATION (12.2%)
  3,900,000   Connecticut State Health & Educational
                 Facilities Authority(1) ................   01/03/05   2.250       3,900,000
  2,700,000   Connecticut State Health & Educational
                 Facilities Authority(1) ................   01/05/05   2.000       2,700,000
    625,000   Kansas City, Missouri, School District
                 Building Corp. .........................   02/01/05   4.000         626,547
  3,610,000   Massachusetts State Health &
                 Educational Facilities Authority(1) ....   01/03/05   2.100       3,610,000
  3,000,000   Massachusetts State Health &
                 Educational Facilities Authority(1) ....   01/06/05   2.000       3,000,000
  9,000,000   Michigan State University(1) ..............   01/05/05   2.000       9,000,000
 11,500,000   New Hampshire Health & Education
                 Facilities Authority(1) ................   01/05/05   1.950      11,500,000
  2,800,000   New Hampshire Health & Education
                 Facilities Authority(1) ................   01/05/05   1.950       2,800,000
  5,695,000   New Jersey State Educational Facilities
                 Authority(1) ...........................   01/03/05   2.250       5,695,000
    435,000   New Jersey State Educational Facilities
                 Authority(1) ...........................   01/04/05   2.070         435,000
  2,000,000   New York State Dormitory Authority(1) .....   01/06/05   2.000       2,000,000
  3,000,000   Ohio State University(1) ..................   01/06/05   2.000       3,000,000
  1,500,000   Ohio State University(1) ..................   01/06/05   2.000       1,500,000
  1,000,000   Ohio State University(1) ..................   01/18/05   1.460       1,000,000
  2,500,000   University of Missouri(1) .................   01/03/05   2.190       2,500,000
  1,800,000   University of Pittsburgh(1) ...............   01/05/05   2.000       1,800,000
                                                                                ------------
              Total Education ...........................                         55,066,547
                                                                                ------------

              ESCROWED TO MATURITY (0.1%)(2)
    420,000   New Jersey State Turnpike Authority .......   01/01/05   5.300         420,000
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              GENERAL OBLIGATIONS (25.0%)
 $   800,000  California State(1) .......................   01/03/05   2.250%   $    800,000
   1,000,000  Chicago, Illinois .........................   01/01/05   5.000       1,000,000
     975,000  Chicago, Illinois, Metropolitan Water
                 Reclamation District ...................   12/01/05   5.300       1,003,541
   5,000,000  Connecticut State(1) ......................   01/06/05   2.030       5,000,000
   2,385,000  District of Columbia(1) ...................   01/05/05   2.000       2,385,000
   1,000,000  Georgia State .............................   02/01/05   5.000       1,003,331
   1,710,000  Georgia State .............................   03/01/05   5.800       1,722,209
   1,700,000  Georgia State .............................   05/01/05   4.000       1,713,905
   1,250,000  Georgia State .............................   07/01/05   6.000       1,277,370
   1,100,000  Gwinnett County, Georgia ..................   01/01/05   2.000       1,100,000
   1,000,000  Hawaii State ..............................   03/01/05   6.000       1,007,378
   1,120,000  Hawaii State ..............................   10/01/05   5.000       1,144,339
   1,200,000  Hennepin County, Minnesota(1) .............   01/06/05   1.840       1,200,000
     300,000  Hennepin County, Minnesota(1) .............   01/06/05   1.840         300,000
   2,905,000  Houston, Texas ............................   03/01/05   2.000       2,909,655
   1,000,000  Illinois State ............................   07/01/05   5.000       1,017,545
   1,680,000  Jefferson County, Colorado,
                 School District ........................   12/15/05   5.250       1,730,448
   1,500,000  Lake County, Illinois, Forest
                 Preservation District ..................   12/15/05   5.000       1,541,973
   5,000,000  Maryland State ............................   02/01/05   5.000       5,016,095
   4,620,000  Maryland State ............................   03/01/05   5.250       4,649,377
   1,000,000  Maryland State ............................   03/01/05   4.000       1,004,506
   1,650,000  Maryland State ............................   07/15/05   5.250       1,679,140
   1,000,000  Mecklenburg County, North Carolina ........   02/01/05   3.000       1,001,592
   9,800,000  Minneapolis, Minnesota(1) .................   01/06/05   1.840       9,800,000
   2,000,000  Minneapolis, Minnesota(1) .................   01/06/05   1.840       2,000,000
     620,000  Minneapolis, Minnesota(1) .................   01/06/05   1.840         620,000
     105,000  Minneapolis, Minnesota(1) .................   01/06/05   1.840         105,000
     570,000  Minneapolis-St. Paul, Minnesota,
                 Metropolitan Area ......................   03/01/05   5.000         572,196
   1,300,000  Minnesota State ...........................   11/01/05   5.250       1,334,280
   1,000,000  Minnesota State ...........................   11/01/05   5.000       1,024,746

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              GENERAL OBLIGATIONS (continued)
 $  755,000   Montgomery County, Maryland ...............   02/01/05   5.000%   $    757,467
  5,000,000   Montgomery County, Maryland ...............   04/01/05   3.000       5,024,460
  1,000,000   Montgomery County, Maryland ...............   05/01/05   5.375       1,013,671
  1,000,000   Montgomery County, Maryland ...............   07/01/05   5.700       1,020,829
  3,400,000   New York, New York(1) .....................   01/03/05   2.250       3,400,000
    600,000   New York, New York(1) .....................   01/03/05   2.150         600,000
    600,000   New York, New York(1) .....................   01/03/05   2.130         600,000
  3,300,000   New York, New York(1) .....................   01/03/05   2.000       3,300,000
  2,000,000   New York, New York(1) .....................   01/03/05   2.000       2,000,000
  2,000,000   New York, New York(1) .....................   01/03/05   2.000       2,000,000
  1,400,000   New York, New York(1) .....................   01/03/05   2.000       1,400,000
    750,000   New York, New York(1) .....................   01/03/05   2.000         750,000
    600,000   New York, New York(1) .....................   01/03/05   2.000         600,000
  1,050,000   North Carolina State ......................   03/01/05   5.100       1,055,571
  3,075,000   North Carolina State ......................   03/01/05   5.000       3,092,355
  1,000,000   Northbridge, Massachusetts ................   02/15/05   5.000       1,003,844
  1,175,000   Pennsylvania State ........................   08/01/05   5.000       1,196,408
    500,000   Rapid City, South Dakota,
                 School District ........................   01/01/05   4.400         500,000
  1,150,000   Seattle, Washington .......................   01/15/05   6.000       1,152,176
  3,600,000   Seattle, Washington(1) ....................   08/31/05   1.650       3,600,000
  2,000,000   South Carolina State ......................   01/01/05   4.000       2,000,000
    700,000   South Carolina State ......................   04/01/05   5.250         706,832
  5,000,000   Texas State ...............................   08/31/05   3.000       5,046,643
  2,000,000   Virginia State ............................   06/01/05   5.500       2,029,584
  1,500,000   Virginia State ............................   06/01/05   4.000       1,516,600
  5,000,000   Wake County, North Carolina ...............   03/01/05   3.000       5,013,625
  3,150,000   Washington Suburban Sanitation
                 District, Maryland .....................   06/01/05   5.000       3,190,062
  1,140,000   Washington Suburban Sanitation

                 District, Maryland .....................   06/01/05   4.500       1,153,807
  1,000,000   Washington Suburban Sanitation
                 District, Maryland .....................   06/01/05   4.500       1,013,156
                                                                                ------------
              Total General Obligations .................                        112,400,716
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         5

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              HEALTH CARE (3.9%)
$  800,000    Harris County, Texas, Health Facilities
                 Development Corp.(1) ...................   01/03/05   2.200%   $    800,000
 5,500,000    Illinois Health Care Facilities Authority(1)  01/05/05   2.000       5,500,000
 9,000,000    Montana State Health Facilities
                 Authority(1) ...........................   01/05/05   2.150       9,000,000
 1,500,000    Oklahoma State Industries Authority,
                 Hospital Revenue(1) ....................   01/03/05   2.200       1,500,000
 1,000,000    Washington State Health Care
                 Facilities Authority(1) ................   01/04/05   2.170       1,000,000
                                                                                ------------
              Total Health Care .........................                         17,800,000
                                                                                ------------
              INDUSTRIAL (9.1%)
 2,600,000    Berkeley County, South Carolina,
                 Pollution Control Revenue(1) ...........   01/04/05   2.180       2,600,000
 1,100,000    California Statewide Communities
                 Development Authority, Pollution
                 Control Revenue(1) .....................   01/03/05   2.140       1,100,000
 5,850,000    Columbia, Alabama, Pollution Control
                 Revenue(1) .............................   01/03/05   2.250       5,850,000
   300,000    Columbia, Alabama, Pollution Control
                 Revenue(1) .............................   01/03/05   2.250         300,000
   600,000    Delaware County, Pennsylvania,
                 Industrial Development Authority(1) ....   01/05/05   1.960         600,000
 1,650,000    Forsyth, Montana, Pollution Control
                 Revenue(1) .............................   01/03/05   2.250       1,650,000
   700,000    Gulf Coast Waste Disposal Authority,
                 Texas(1) ...............................   01/04/05   2.130         700,000
 2,400,000    Harris County, Texas, Pollution Control
                 Revenue(1) .............................   01/03/05   2.150       2,400,000
 2,400,000    Harris County, Texas, Pollution Control
                 Revenue(1) .............................   01/04/05   2.130       2,400,000
 1,000,000    Hurley, New Mexico, Pollution Control
                 Revenue(1) .............................   01/03/05   2.180       1,000,000
 5,000,000    Jackson County, Mississippi, Port
                 Facility Revenue(1) ....................   01/03/05   2.180       5,000,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              INDUSTRIAL (continued)
$ 5,900,000   Joliet, Illinois, Regional Port District(1).  01/04/05   2.130%   $  5,900,000
    500,000   Lincoln County, Wyoming, Pollution
                 Control Revenue(1) .....................   01/03/05   2.050         500,000
  4,000,000   Lincoln County, Wyoming, Pollution
                 Control Revenue(1) .....................   01/04/05   2.130       4,000,000
    800,000   Midlothian, Texas, Pollution Control
                 Revenue(1) .............................   01/05/05   2.000         800,000
  2,600,000   Moffat County, Colorado, Pollution
                 Control Revenue(1) .....................   01/03/05   2.150       2,600,000
  1,000,000   Port Arthur, Texas, Navigation District(1) .  01/03/05   2.180       1,000,000
  2,460,000   Valdez, Alaska, Marine Terminal
                 Revenue(1) .............................   01/05/05   1.300       2,460,000
                                                                                ------------
              Total Industrial ..........................                         40,860,000
                                                                                ------------
              MISCELLANEOUS (8.8%)
  1,000,000   Arkansas Development Finance
                 Authority ..............................   11/01/05   5.000       1,024,568
  2,600,000   California Housing Finance Agency(1) ......   01/04/05   1.480       2,600,000
  1,300,000   California Housing Finance Agency(1) ......   01/05/05   2.030       1,300,000
  4,000,000   California State Economic Recovery
                 Bond(1) ................................   01/03/05   2.250       4,000,000
  1,365,000   Clayton County, Georgia, Housing
                 Authority(1) ...........................   01/04/05   1.500       1,365,000
  1,500,000   Colorado Housing & Finance Authority ......   01/05/05   2.000       1,500,000
  2,180,000   Kansas State Development Finance
                 Authority ..............................   08/01/05   3.000       2,200,279
  3,155,000   Maine Municipal Bond Bank .................   09/01/05   3.000       3,175,661
  5,300,000   Michigan State Housing Development
                 Authority(1) ...........................   01/05/05   1.960       5,300,000
    900,000   New York State Local Government
                 Assistance Corp.(1) ....................   01/05/05   1.950         900,000
  6,800,000   New York, New York, City Transitional
                 Finance Authority(1) ...................   01/03/05   2.250       6,800,000
    500,000   New York, New York, City Transitional
                 Finance Authority(1) ...................   01/03/05   2.200         500,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         7

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              MISCELLANEOUS (continued)
$ 5,700,000   New York, New York, City Transitional
                 Finance Authority(1) ...................   01/03/05   2.150%   $  5,700,000
    200,000   New York, New York, City Transitional
                 Finance Authority(1) ...................   01/03/05   2.150         200,000
  2,170,000   New York, New York, City Transitional
                 Finance Authority(1) ...................   01/05/05   2.000       2,170,000
  1,000,000   New York, New York, City Transitional
                 Finance Authority(1) ...................   01/05/05   2.000       1,000,000
                                                                                ------------
              Total Miscellaneous .......................                         39,735,508
                                                                                ------------
              PRE-REFUNDED (7.6%)(2)
  1,540,000   Bexar, Texas, Metropolitan Water
                 District ...............................   05/01/05   6.000       1,593,467
  1,150,000   Charlotte, North Carolina .................   04/01/05   5.300       1,183,613
  1,000,000   Charlotte, North Carolina .................   04/01/05   5.300       1,029,432
    950,000   Chesapeake, Virginia ......................   05/01/05   5.500         981,439
  1,100,000   Hawaii State ..............................   01/01/05   5.900       1,100,000
  2,900,000   Houston, Texas ............................   04/01/05   5.750       2,927,276
  1,425,000   Houston, Texas ............................   04/01/05   5.250       1,439,608
  6,250,000   Indiana Bond Bank .........................   02/01/05   6.750       6,402,602
  2,500,000   Lakeshore, Michigan, Public Schools .......   05/01/05   5.750       2,559,216
  5,000,000   Maryland State ............................   03/15/05   5.700       5,144,741
  1,000,000   Nebraska Public Power District ............   01/01/05   5.500       1,010,000
  1,000,000   Nebraska Public Power District ............   01/01/05   5.250       1,010,000
    800,000   Nevada State ..............................   02/01/05   6.000         810,993
  1,220,000   New Hanover County, North Carolina ........   03/01/05   5.500       1,251,647
    500,000   New Hanover County, North Carolina ........   03/01/05   5.400         510,672
    750,000   North Harris Montgomery Community
                 College District, Texas ................   02/15/05   5.650         753,817
    580,000   Port Arthur, Texas ........................   02/15/05   5.500         582,846
  3,000,000   Texas State ...............................   04/01/05   5.900       3,034,580
  1,000,000   Texas State ...............................   04/01/05   5.600       1,010,290
                                                                                ------------
              Total Pre-Refunded ........................                         34,336,239
                                                                                ------------


   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              SPECIAL TAX (1.6%)
$ 2,000,000   Connecticut State Special Tax .............   09/01/05   4.000%   $  2,028,914
  5,000,000   Riverside County, California, Special
                 Tax(1) .................................   01/05/05   1.950       5,000,000
                                                                                ------------
              Total Special Tax .........................                          7,028,914
                                                                                ------------
              TRANSPORTATION (3.8%)
  1,000,000   Arizona State Transportation Board ........   07/01/05   5.750       1,021,131
  5,000,000   Georgia State Road & Tollway
                 Authority ..............................   10/01/05   3.000       5,037,933
  1,500,000   Hawaii State Highway Revenue ..............   07/01/05   5.000       1,522,150
    800,000   Kansas State Department of
                 Transportation(1) ......................   01/18/05   1.000         800,000
    770,000   Massachusetts Bay Transportation
                 Authority ..............................   03/01/05   5.000         774,386
  2,600,000   Metropolitan Atlanta Rapid Transit
                 Authority, Georgia .....................   07/01/05   6.250       2,662,635
  3,200,000   Metropolitan Transportation Authority,
                 New York(1) ............................   01/18/05   1.000       3,200,000
  1,000,000   New York State Thruway Authority ..........   04/01/05   6.000       1,011,003
  1,060,000   Oregon State Department of
                 Transportation .........................   06/01/05   4.000       1,068,909
                                                                                ------------
              Total Transportation ......................                         17,098,147
                                                                                ------------
              UTILITIES (2.1%)
  4,600,000   Municipal Electric Authority of
                 Georgia(1) .............................   01/05/05   2.000       4,600,000
  1,000,000   Nebraska Public Power District ............   01/01/05   5.250       1,000,000
    455,000   Sikeston, Missouri, Electric Revenue ......   06/01/05   6.000         462,355
    800,000   Washington State Public Power Supply
                 System(1) ..............................   01/05/05   2.020         800,000
  1,400,000   Washington State Public Power Supply
                 System(1) ..............................   01/05/05   1.990       1,400,000
  1,000,000   Washington State Public Power Supply
                 System .................................   07/01/05   6.000       1,020,444
                                                                                ------------
              Total Utilities ...........................                          9,282,799
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                         9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                 Maturity  Interest
  Amount                                                     Date      Rate       Value
-----------                                                --------  --------  ------------
              MUNICIPAL BONDS (continued)
              WATER/SEWER (13.0%)
$ 1,400,000   Boston, Massachusetts, Water &
                 Sewer Commission(1) ...................   01/06/05   1.910%   $  1,400,000
  1,100,000   California State Department of Water
                 Resources(1) ..........................   01/03/05   2.250       1,100,000
  1,800,000   California State Department of Water
                 Resources(1) ..........................   01/05/05   2.050       1,800,000
  5,000,000   California State Department of Water
                 Resources(1) ..........................   01/06/05   2.000       5,000,000
  1,000,000   Cobb County, Georgia, Water & Sewer
                 Revenue ...............................   07/01/05   2.000       1,002,846
  1,020,000   Connecticut State Clean Water Fund .......   04/01/05   5.600       1,030,252
  2,200,000   Detroit, Michigan, Sewage Disposal
                 Revenue(1) ............................   01/05/05   2.050       2,200,000
  3,900,000   Durham, North Carolina, Water & Sewer
                 Revenue(1) ............................   01/05/05   2.030       3,900,000
  1,000,000   Irvine Ranch, California, Water
                 District(1) ...........................   01/04/05   1.570       1,000,000
  1,000,000   Kansas City, Missouri, Sewer Revenue .....   03/01/05   4.000       1,003,221
  3,900,000   Massachusetts State Water Resources
                 Authority(1) ..........................   01/03/05   2.250       3,900,000
  4,000,000   Massachusetts State Water Resources
                 Authority(1) ..........................   01/05/05   2.000       4,000,000
  1,000,000   Massachusetts State Water Resources
                 Authority(1) ..........................   01/05/05   1.960       1,000,000
  5,900,000   Massachusetts State Water Resources
                 Authority(1) ..........................   01/05/05   1.950       5,900,000
  1,550,000   Massachusetts State Water Resources
                 Authority(1) ..........................   01/05/05   1.950       1,550,000
  1,000,000   Memphis, Tennessee, Water Division
                 Revenue ...............................   01/01/05   5.000       1,000,000
  8,700,000   Metropolitan Water District of Southern
                 California(1) .........................   01/03/05   2.250       8,700,000
  2,100,000   New York, New York, City Municipal
                 Water Finance Authority(1) ............   01/03/05   2.100       2,100,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

 Principal                                                  Maturity  Interest
  Amount                                                      Date      Rate       Value
-----------                                                 --------  --------  ------------
              MUNICIPAL BONDS (continued)
              WATER/SEWER (continued)
$ 8,100,000   New York, New York, City Municipal
                 Water Finance Authority(1) .............   01/04/05   2.180%   $  8,100,000
  2,000,000   New York, New York, City Municipal
                 Water Finance Authority(1) .............   01/04/05   2.180       2,000,000
  1,000,000   Ohio State Solid Waste Revenue(1) .........   01/03/05   2.230       1,000,000
                                                                                ------------
              Total Water/Sewer .........................                         58,686,319
                                                                                ------------
              Total Municipal Bonds .....................                        394,815,189
                                                                                ------------
              COMMERCIAL PAPER (11.8%)
  7,000,000   City of Houston, Texas ....................   01/04/05   1.370       7,000,000
  7,000,000   City of Houston, Texas ....................   02/24/05   1.680       7,000,000
  3,900,000   City of San Antonio, Texas ................   01/25/05   1.850       3,900,000
  3,500,000   City of San Antonio, Texas ................   01/26/05   1.820       3,500,000
  5,500,000   Howard County, Maryland ...................   02/11/05   1.670       5,500,000
  4,000,000   King County, Washington ...................   02/08/05   0.000       4,000,000
  6,700,000   Massachusetts State Health &
                 Educational Facilities Authority .......   02/07/05   1.750       6,700,000
 10,000,000   Montgomery County, Maryland ...............   02/07/05   1.750      10,000,000
  2,000,000   Municipal Electric Authority of
                 Georgia ................................   01/20/05   1.650       2,000,000
  3,705,000   Texas Public Finance Authority ............   01/24/05   1.850       3,705,000
                                                                                ------------
              Total Commercial Paper ....................                         53,305,000
                                                                                ------------
TOTAL INVESTMENTS, AT AMORTIZED COST...............................     99.5%   $448,120,189
OTHER ASSETS IN EXCESS OF LIABILITIES..............................      0.5       2,268,657
                                                                       -----    ------------
NET ASSETS.........................................................    100.0%   $450,388,846
                                                                       =====    ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2004 coupon rate.

(2) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                        11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

ASSETS:
   Investments, at amortized cost ...............................   $448,120,189
   Cash .........................................................         17,828
   Interest receivable ..........................................      2,501,580
   Prepaid expenses .............................................          8,324
                                                                    ------------
        Total Assets ............................................    450,647,921
                                                                    ------------

LIABILITIES:
   Payables for:
      Shareholder servicing fees ................................         99,005
      Investment advisory fees ..................................         59,404
      Administrative fees .......................................         39,603
      Professional fees .........................................         20,451
      Dividends declared ........................................         15,629
      Custody and accounting fees ...............................          8,125
      Board of Trustees' fees ...................................            900
   Accrued expenses and other liabilities .......................         15,958
                                                                    ------------
        Total Liabilities .......................................        259,075
                                                                    ------------

NET ASSETS, for 450,492,718 fund shares outstanding .............   $450,388,846
                                                                    ============
Net Assets Consist of:
   Paid-in capital ..............................................   $450,388,846
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................          $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)

NET INVESTMENT INCOME:
   Income:
      Interest ...........................................          $ 3,085,471
                                                                    -----------
   Expenses:
      Shareholder servicing fees .........................              582,671
      Investment advisory fees ...........................              349,603
      Administrative fees ................................              233,069
      Custody and accounting fees ........................               65,618
      Professional fees ..................................               20,386
      Board of Trustees' fees ............................               11,032
      Miscellaneous expenses .............................               39,121
                                                                    -----------
        Total Expenses ...................................            1,301,500
        Expense offset arrangement .......................               (2,206)
                                                                    -----------
        Net Expenses .....................................            1,299,294
                                                                    -----------
   Net Investment Income .................................          $ 1,786,177
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                        13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the six
                                                 months ended         For the
                                               December 31, 2004    year ended
                                                  (unaudited)      June 30, 2004
                                               -----------------  --------------

DECREASE IN NET ASSETS:
  From Operations:
     Net investment income ...................   $   1,786,177    $   1,903,766
  Dividends declared from net investment
     income ..................................      (1,813,871)      (1,903,482)
                                                 -------------    -------------
     Net increase (decrease) in net assets
       from operations .......................         (27,694)             284
                                                 -------------    -------------
  From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ......................     528,549,134      955,433,086
       Fund shares issued in reinvestment
         of dividends ........................         926,536        1,026,049
       Fund shares repurchased ...............    (531,892,423)    (969,022,796)
                                                 -------------    -------------
         Net decrease in net assets resulting
           from fund share transactions ......      (2,416,753)     (12,563,661)
                                                 -------------    -------------
         Total decrease in net assets ........      (2,444,447)     (12,563,377)

NET ASSETS:
  Beginning of year ..........................     452,833,293      465,396,670
                                                 -------------    -------------
  End of period ..............................   $ 450,388,846    $ 452,833,293
                                                 =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                For the six
                               months ended                                 For the year ended June 30,
                             December 31, 2004     -----------------------------------------------------------------------------
                                (unaudited)          2004             2003             2002              2001             2000
                             -----------------     ---------        ---------        ---------        ---------        ---------
Net asset value, beginning
   of year ...................       $1.00             $1.00            $1.00            $1.00            $1.00            $1.00
Income from investment
   operations:
   Net investment income .....        0.00(1)           0.00(1)          0.01             0.01             0.03             0.03
Dividends to shareholders
   from net investment
   income ....................       (0.00)(1)         (0.00)(1)        (0.01)           (0.01)           (0.03)           (0.03)
                                 ---------         ---------        ---------        ---------        ---------        ---------
Net asset value, end of period       $1.00             $1.00            $1.00            $1.00            $1.00            $1.00
                                 =========         =========        =========        =========        =========        =========
Total return .................        0.40%             0.42%            0.72%            1.40%            3.20%            3.05%
Ratios/Supplemental data:
   Net assets, end of period
      (000's omitted) ........    $450,389          $452,833         $465,397         $414,143         $199,398         $173,050
   Ratio of expenses
      to average net assets ..        0.56%(2,3)        0.55%(2)         0.56%(2)         0.53%(2)         0.65%(4)         0.65%(4)
   Ratio of net investment
      income to average
      net assets .............        0.77%(3)          0.42%            0.72%            1.28%            3.17%            3.24%

----------
(1)   Less than $0.01 per share.

(2)   The ratio of  expenses  to average  net  assets  for the six months  ended
      December 31, 2004 and for the years ended June 30, 2004, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.56%, 0.55%, 0.57% and 0.55%, respectively.

(3)   Annualized.

(4) During the years ended June 30, 2001 and 2000, the Fund had an agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") whereby the Administrator paid certain expenses of the Fund and received a fee from the Fund (the "Expense Payment Fee'), computed and paid monthly, such that after such fee the aggregate expenses of the Fund would not exceed 0.65% of the Fund's average daily net assets. Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

      Expenses paid by the Fund        n/a               n/a              n/a              n/a             0.62%            0.62%
      Expense offset arrangement       n/a               n/a              n/a              n/a             0.03%            0.03%
                                                                                                           ----             ----
      Gross expenses                   n/a               n/a              n/a              n/a             0.65%            0.65%

   The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENT  DECEMBER 31, 2004                                        15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2004, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Other. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2004, the Fund incurred $349,603 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2004 (unaudited)

      administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Fund incurred $233,069 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2004, the Fund incurred $582,671 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2004, the Fund incurred $11,032 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2004, the Fund incurred $65,618 for custody and accounting services. These fees were reduced by $2,206 as a result of an expense offset arrangement with the Fund's custodian.

3. Federal Income Tax Status. At June 30, 2004, the Fund had a net capital loss carryover, which is available to offset future capital gains to the extent provided by regulations as follows:

          Expiration date                                       Amount
          ---------------                                       ------
          June 30, 2010 ............................            $8,959
          June 30, 2011 ............................               231
                                                                ------
                                                                $9,190
                                                                ======

      To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.


FINANCIAL STATEMENT  DECEMBER 31, 2004                                        17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                       Beginning           Ending             During Period
                     Account Value      Account Value         July 1, 2004 to
                     July 1, 2004     December 31, 2004     December 31, 2004(1)
                     -------------    -----------------     -------------------
Actual............      $1,000             $1,004                   3
Hypothetical(2)...      $1,000             $1,022                   3

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN








ITEM 2. CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that
                   applies to the registrant's principal executive officer,
                  principal financial officer,
                  principal accounting officer or controller or persons
                 performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
     (2) The following Trustees have been designated as
                  audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
N/A for 12-31, required for Annual Filings only.

(a)	Audit Fees N/A for 12-31 required for Annual Filings only


(b)	Audit-Related Fees N/A for 12-31 required for Annual Filings only

(c) 	Tax Fees N/A for 12-31 required for Annual Filings only




(d)	All Other Fees N/A for 12-31 required for Annual Filings only


(e)	(1) Pre-approval policies.
	(2) N/A for 12-31 required for Annual Filings only
(f)	N/A for 12-31 required for Annual Filings only
(g)	N/A for 12-31 required for Annual Filings only
(h)	N/A for 12-31 required for Annual Filings only

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are: Eugene P. Beard , Richard Carpenter, David P. Feldman, Alan G. Lowy and
     Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:


	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a.	all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal
		controls; and












6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: March 3, 2005


/s/ John A. Nielson
==============
John A. Nielsen
President - Principal Executive Officer



I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances
	under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	evaluated the effectiveness of the registrant's disclosure
        controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

       c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation
	     as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

       a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
      b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: March 3, 2005



/s/ Nancy D. Osborn
===============
Nancy D. Osborn
Treasurer - Principal Financial Officer

                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04
(the "Report") fully
 complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.

Dated: March 3, 2005


/s/ John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer


Dated: March 3, 2005


/s/ Nancy D. Osborn
===============
Nancy D. Osborn
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             -------------------------------------


By (Signature and Title)*/s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:  March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title) /s/ Nancy D. Osborn
	                    ------------------------------------------------------

                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  March 3, 2005


* Print name and title of each signing officer under his or her signature.






BBH Trust December 2004 NCSR page 84 of 84 pages